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                                                                 CIK: 0001029031

MetLife Investors Insurance Company
5 Park Plaza, Suite 1900
Irvine, CA 92614

                                 March 8, 2013

VIA  EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  MetLife Investors Variable Life Account One
     File No. 811-07971

Commissioners:

Annual reports dated December 31, 2012 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of MetLife Investors Variable Life Account One of MetLife Investors Insurance Company pursuant to Rule 30(b)(2) of the Investment Company Act of 1940 and are listed as follows:

The Annual report for the Invesco V.I. International Growth Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual report for the Templeton Foreign Securities Fund of Franklin Templeton Variable Insurance Products Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583.

The Annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual report for the Putnam VT Multi-Cap Growth Fund of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346.

Sincerely,

/s/ John E. Connolly, Jr.

John E. Connolly, Jr., Esq.